Stock Option Plans (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Stock Option Activity

A summary of stock option activity is as follows:

	Options	Weighted average exercise price	Weighted average remaining contractual term in years	Aggregate intrinsic value
Outstanding January 1, 2013	15,290,486	$0.07	3.89	$358,662
Exercisable January 1, 2013	14,524,861	$0.07	3.75	$332,052
Granted	-
Exercised	-
Forfeited	-
Outstanding December 31, 2013	15,290,486	$0.07	3.89	$305,810
Exercisable December 31, 2013	15,290,486	$0.07	3.89	$305,810
Canceled	(15,290,486)
Granted	27,756,821
Exercised	(4,506)
Forfeited	-
Outstanding September 30, 2014	27,752,315	$0.51	8.27	$2,712,885
Exercisable September 30, 2014	23,762,946	$0.49	8.08	$2,712,885

A summary of stock option activity is as follows:

	Options	Weighted average exercise price	Weighted average remaining contractual term in years	Aggregate intrinsic value
Outstanding January 1, 2012	17,933,091	$0.07	4.17	$358,662
Exercisable January 1, 2012	16,602,622	$0.07	4.05	$332,052
Granted	-	-
Exercised	-	-
Forfeited	(2,642,605)	$0.07
Outstanding December 31, 2012	15,290,486	$0.07	3.89	$305,810
Exercisable December 31, 2012	14,524,861	$0.07	3.75	$290,497
Granted	-	-
Exercised	-	-
Forfeited	-	-
Outstanding December 31, 2013	15,290,486	$0.07	3.89	$305,810
Exercisable December 31, 2013	15,290,486	$0.07	3.89	$305,810

Schedule of Nonvested Shares Granted Under Stock Option Plan

A summary of the Company’s non-vested options for the nine-month period ended September 30, 2014, and for the year ended December 31, 2013, is presented below:

Non-vested at January 1, 2013	765,625
Granted	-
Vested	(765,625)
Forfeited	-
Non-vested at December 31, 2013	-
Granted	27,756,821
Vested	(23,762,946)
Exercised	(4,506)
Forfeited	-
Non-vested at September 30, 2014	3,989,369

A summary of the Company’s non-vested options for the years ended December 31, 2013 and 2012, is presented below:

	2013	2012
Non-vested at January 1,	765,625	1,330,469
Granted	-	-
Vested	(765,625)	(564,844)
Forfeited	-	-
Non-vested at December 31,	-	765,625

Schedule of Fair Value Assumptions

The range of fair value assumptions related to options outstanding as of September 30, 2014, and December 31, 2013, were as follows:

	September 30, 2014	December 31, 2013
Dividend yield	0.0%	0.0%
Risk-free rate	0.12% - 1.47%	0.92% - 5.15%
Expected volatility	116% - 170%	116% - 170%
Expected term	1.1 - 5.5 years	2.5 - 7.5 years

The range of fair value assumptions related to options outstanding as of December 31, 2013 and 2012, were as follows:

	2013	2012
Dividend yield	0.0%	0.0%
Risk-free rate	0.92% - 5.15%	0.92% - 5.15%
Expected volatility	116% - 170%	116% - 170%
Expected term	2.5 - 7.5 years	2.5 - 7.5 years